Mezzanine Equity (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Mezzanine Equity
Schedule of preferred shares outstanding

			Number
Issuance Date	Class of Shares	Warrants	of Shares
March 8, 2019	Series A-1 Preferred Shares		1,476,741
March 8, 2019	Series A-2 Preferred Shares		601,884
October 15, 2019	Series B-1 Preferred Shares		1,630,545
December 22, 2020	Series B-1 Preferred Shares	Series B-1 warrant	423,942
June 21, 2021	Series B-2 Preferred Shares		2,934,983
June 21, 2021	Series B-2 Preferred Shares		733,745
June 13, 2022	Series B+ Preferred Shares	Series B+ warrant	372,429
June 13, 2022	Series B+ Preferred Shares	Series B+ warrant	1,241,431
June 13, 2022	Series B+ Preferred Shares	Series B+ warrant	198,629
June 21, 2022	Series B+ Preferred Shares		163,055
			9,777,384

			Number
Issuance Date	Class of Shares	Warrants	of Shares
March 8, 2019	Series A-1 Preferred Shares		1,476,741
March 8, 2019	Series A-2 Preferred Shares		601,884
October 15, 2019	Series B-1 Preferred Shares		1,630,545
December 22, 2020	Series B-1 Preferred Shares	Series B-1 warrant	423,942
June 21, 2021	Series B-2 Preferred Shares		2,934,983
June 21, 2021	Series B-2 Preferred Shares		733,745
June 13, 2022	Series B+ Preferred Shares	Series B+ warrant	372,429
June 13, 2022	Series B+ Preferred Shares	Series B+ warrant	1,241,431
June 13, 2022	Series B+ Preferred Shares	Series B+ warrant	198,629
June 21, 2022	Series B+ Preferred Shares		163,055
			9,777,384